Business Combinations - Summary of Net Cash Outflow (Inflow) on Acquisition of Subsidiary (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [Line Items]
Net cash outflow (inflow) on acquisition of subsidiaries	$ 966,000
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration		$ 250,000
Less: Cash and cash equivalent acquired		(349,496)
Net cash outflow (inflow) on acquisition of subsidiaries		(99,496)
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration		0
Less: Cash and cash equivalent acquired		(23,197)
Net cash outflow (inflow) on acquisition of subsidiaries		(23,197)
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration		313,057
Less: Cash and cash equivalent acquired		(108,718)
Net cash outflow (inflow) on acquisition of subsidiaries		204,339
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration		12,443,637
Total consideration		11,094,802
Less: Cash and cash equivalent acquired		(2,349,164)
Net cash outflow (inflow) on acquisition of subsidiaries		8,745,638
ITGEU
Disclosure of detailed information about business combination [Line Items]
Total consideration		50,368		$ 1,816
Less: Cash and cash equivalent acquired		(68,719)	$ (2,477)
Net cash outflow (inflow) on acquisition of subsidiaries		(18,351)	(661)
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration		217,919		$ 7,856
Less: Cash and cash equivalent acquired		(18,850)	(680)
Net cash outflow (inflow) on acquisition of subsidiaries		$ 199,069	$ 7,176